Securities (Activity Related to the Credit Component Recognized in Earnings on Debt Securities) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Mar. 31, 2012
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Balance, beginning of period	$ 330	$ 330	$ 330	$ 176		$ 578	$ 578
Additions to the credit component on debt securities in which other-than-temporary impairment was not previously recognized	248	248	248	154	176
Cumulative pre-tax credit losses, end of period	$ 578	$ 578	$ 578	$ 330	$ 176	$ 578	$ 578